CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 436,507	$ 168,336
Restricted cash	101	330
Investments	24,308	18,527
Accounts receivable, net	470,504	364,027
Inventories:
Raw materials	316,481	236,283
Finished goods	250,813	250,591
Total inventories	567,294	486,874
Refundable income taxes	5,836	13,272
Other current assets	33,812	41,706
TOTAL CURRENT ASSETS	1,538,362	1,093,072
DEFERRED INCOME TAXES	2,413	2,763
RESTRICTED INVESTMENTS	17,565	16,214
RIGHT OF USE ASSETS	77,245	80,167
OTHER ASSETS	20,298	24,884
GOODWILL	252,193	229,536
INDEFINITE-LIVED INTANGIBLE ASSETS	7,401	7,354
OTHER INTANGIBLE ASSETS, NET	72,252	48,313
PROPERTY, PLANT AND EQUIPMENT:
Land and improvements	128,301	125,097
Building and improvements	272,864	253,589
Machinery and equipment	525,542	467,963
Furniture and fixtures	21,110	16,972
Construction in progress	26,680	21,342
PROPERTY, PLANT AND EQUIPMENT,GROSS	974,497	884,963
Less accumulated depreciation and amortization	(557,335)	(497,789)
PROPERTY, PLANT AND EQUIPMENT, NET	417,162	387,174
TOTAL ASSETS	2,404,891	1,889,477
CURRENT LIABILITIES:
Accounts payable	211,518	142,479
Accrued liabilities:
Compensation and benefits	166,478	141,892
Other	69,104	51,572
Current portion of lease liability	16,549	15,283
Current portion of long-term debt	100	2,816
TOTAL CURRENT LIABILITIES	463,749	354,042
LONG-TERM DEBT	311,607	160,867
LEASE LIABILITY	61,509	64,884
DEFERRED INCOME TAXES	25,266	22,880
OTHER LIABILITIES	59,608	29,071
TOTAL LIABILITIES	921,739	631,744
Controlling interest shareholders' equity:
Preferred stock, no par value; shares authorized 1,000,000; issued and outstanding, none
Common stock, $1 par value; shares authorized 80,000,000; issued and outstanding, 61,205,780 and 61,408,589	61,206	61,409
Additional paid-in capital	218,224	192,173
Retained earnings	1,182,680	995,022
Accumulated other comprehensive income	(1,794)	(4,889)
Total controlling interest shareholders' equity	1,460,316	1,243,715
Noncontrolling interest	22,836	14,018
TOTAL SHAREHOLDERS' EQUITY	1,483,152	1,257,733
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,404,891	$ 1,889,477